Cash and cash equivalents - Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total	$ 91,378	$ 142,802	$ 84,557	$ 17,565	$ 3,073
United States Dollars
Disclosure of financial assets [line items]
Total		108,884	72,412
Euro
Disclosure of financial assets [line items]
Total		33,297	11,404
Russian Ruble
Disclosure of financial assets [line items]
Total		$ 621	$ 741